Other Financial Expenses, Net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other Income and Expenses [Abstract]
Yard cost cover expense	$ (5.4)	$ (8.0)	$ (10.9)	$ (13.7)
Amortization of deferred finance charges	(3.2)	(1.6)	(5.0)	(3.2)
Foreign exchange (loss) / gain	(3.2)	0.1	(1.6)	(0.2)
Bank commitment, guarantee and other fees	(0.8)	(0.4)	(1.2)	(1.2)
Other financial income	(0.3)	(0.4)	(0.3)	(0.1)
Total	$ (12.9)	$ (10.3)	$ (19.0)	$ (18.4)